Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%	4.80%
Expected long-term rate of return on Plans' assets	7.30%	7.00%
Rate of compensation increase	2.40%	2.40%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.32%	4.08%
Health care cost trend rate assumed for next year	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%